Related party transactions (Details 1) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Key management personnel compensation [line items]
Consulting fees	$ 118,398	$ 60,000
Salary	144,000	88,000
Directors fees	82,549	0
Stock-based compensation	1,647,520	121,562
Key management personnel compensation	$ 1,992,467	$ 269,562